Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	$ 705	$ 499
Accumulated depreciation, Beginning Balance	199	88
Net book value	499	506
Additions	164	206
Cost, Ending Balance	869	705	$ 499
Depreciation	171	111	54
Accumulated depreciation, Ending Balance	370	199	88
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	172	121
Accumulated depreciation, Beginning Balance	102	51
Net book value	36	70
Additions	10	51
Cost, Ending Balance	182	172	121
Depreciation	44	51
Accumulated depreciation, Ending Balance	146	102	51
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	36	33
Accumulated depreciation, Beginning Balance	8	4
Net book value	24	28
Additions		3
Cost, Ending Balance	36	36	33
Depreciation	4	4
Accumulated depreciation, Ending Balance	12	8	4
R&D equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	381	229
Accumulated depreciation, Beginning Balance	73	25
Net book value	346	308
Additions	154	152
Cost, Ending Balance	535	381	229
Depreciation	116	48
Accumulated depreciation, Ending Balance	189	73	25
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning Balance	116	116
Accumulated depreciation, Beginning Balance	16	8
Net book value	93	100
Additions
Cost, Ending Balance	116	116	116
Depreciation	7	8
Accumulated depreciation, Ending Balance	$ 23	$ 16	$ 8